Financial risk management - Market risk management from trading positions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Market risk management from trading positions [Abstract]
Market risk exposure for performance dividend type held	₩ 4,956,743	₩ 5,346,730
Minimum guaranteed risk amount that could result in a possible impact	₩ 280,577	₩ 228,451